STOCK-BASED COMPENSATION PLANS - Income Statement Impact from RSUs (Details) - 2016 Plan - Restricted Stock Units (RSUs) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation expense	$ 154	$ 143	$ 162
Future income tax benefit recognized	$ 32	$ 29	$ 23